Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 2,498	$ 44,307		$ 4,971	$ 369,655
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(2,498)	(44,307)		(4,971)	(369,655)
Redeemable Net Earnings
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares)	10,000,000	10,000,000		10,000,000	10,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share)	$ 0	$ 0		$ 0	$ 0.02
Numerator: Net Income minus Redeemable Net Earnings
Net (Loss) Income	$ (3,569,534)	$ (3,432,059)	$ 596.38	$ 1,928,537	$ (2,003,200)	$ (6,480,701)
Less: Redeemable Net Earnings			(61,037)			(144,649)
Non-Redeemable Net (Loss) Income	(3,569,534)	(3,432,059)	(535,343)	1,928,537	(2,003,200)	(6,625,350)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Earnings (Loss)/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)	$ (1.43)	$ (1.37)	$ (0.26)	$ 0.77	$ (0.8)	$ (2.65)